Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 39,654,000
Effective income tax rate (as a percent)	(24.50%)	1.60%	7.80%
Effective income tax rate reconciliation, foreign tax rate differences, amount	$ 5,375,000
Change in valuation allowance, deferred tax asset	3,474,000
Income tax holiday, aggregate dollar amount	$ 1,932,000	$ 2,160,000	$ 1,530,000
Income tax holiday, income tax benefits per share	$ 0.04	$ 0.04	$ 0.03
Deferred tax liability not recognized, amount of unrecognized deferred tax liability	$ 150,780,000
Increase in income tax expense	2,747,000
Unrecognized tax benefits	18,965,000	$ 19,152,000
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	0
R&D Tax Credit [Member]
Income Tax Contingency [Line Items]
Effective income tax Rate reconciliation, Tax credit, amount	6,778,000
U.S Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	658,146,000
Foreign [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	1,369,092,000
State [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 127,088,000